Stock-Based Compensation Fair Value of Stock Option Grants - Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	52.02%	54.77%	70.19%
Risk-free rate of return	0.17%	0.44%	0.34%
Forfeiture rate	7.90%	4.30%	4.31%
Expected life	6 years	6 years	6 years